NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, Uninsured Amount	$ 1,297,579	$ 805,895
Retainage Deposit	100,000
Research and Development Expense	$ 4,756,468	$ 2,654,501
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	8,510,319	8,245,190	7,780,190
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	7,347,486	7,028,639
Registration Payment Arrangement, Accrual Carrying Value	$ 0	$ 0
Minimum [Member]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years